Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000168965 | United States Treasury Bill, 3.591, 2026-05-05
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168965 | United States Treasury Bill, 3.241, 2026-04-07
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168965 | United States Treasury Bill, 3.638, 2026-06-02
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000168965 | United States Treasury Bill, 3.629, 2026-06-09
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000168965 | United States Treasury Bill, 3.559, 2026-04-28
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168965 | United States Treasury Bill, 3.626, 2026-06-16
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168965 | United States Treasury Bill, 3.646, 2026-06-23
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168965 | United States Treasury Bill, 3.640, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168965 | United States Treasury Bill, 3.638, 2026-05-26
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000168965 | United States Treasury Bill, 3.460, 2026-04-14
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000168965 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000168965 | 912797TJ6U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000168965 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000168965 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000168967 | United States Treasury Bill, 3.591, 2026-05-05
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168967 | United States Treasury Bill, 3.241, 2026-04-07
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168967 | United States Treasury Bill, 3.638, 2026-06-02
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000168967 | United States Treasury Bill, 3.629, 2026-06-09
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000168967 | United States Treasury Bill, 3.559, 2026-04-28
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168967 | United States Treasury Bill, 3.626, 2026-06-16
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168967 | United States Treasury Bill, 3.646, 2026-06-23
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168967 | United States Treasury Bill, 3.640, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168967 | United States Treasury Bill, 3.638, 2026-05-26
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000168967 | United States Treasury Bill, 3.460, 2026-04-14
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000168967 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000168967 | 912797TJ6U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000168967 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000168967 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	87.60%